Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Number of reportable operating segment | Segment	1
Goodwill impairment charge	$ 0	$ 0	$ 0
Total accumulated goodwill impairment	89,700,000
Amortization of intangible assets	$ 0	$ 805,000	$ 2,500,000